SRH REIT Covered Call ETF (NYSE ARCA, Inc.: SRHR)

SRH U.S. Quality ETF (NYSE ARCA, Inc.: SRHQ)

Schedules of Investments

July 31, 2024

SRH REIT Covered Call ETF

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.41%
Data Center REIT - 12.30%
Equinix, Inc.(a)	8,271	$6,536,075

Entertainment Facilities - 3.53%
Vail Resorts, Inc.(a)	10,314	1,877,251

Gaming REIT - 4.17%
Gaming and Leisure Properties, Inc.	11,960	600,392
VICI Properties, Inc.	51,763	1,618,111
		2,218,503

Health Care REIT - 2.13%
Healthpeak Properties, Inc.	51,763	1,129,469

Hotel REIT - 13.01%
Apple Hospitality REIT, Inc.	75,000	1,109,250
DiamondRock Hospitality Co.	250,444	2,061,154
Host Hotels & Resorts, Inc.	103,525	1,812,723
Sunstone Hotel Investors, Inc.	186,325	1,930,327
		6,913,454

Industrial REIT - 18.36%
Eastgroup Properties, Inc.(a)	7,395	1,382,791
First Industrial Realty Trust, Inc.	41,260	2,257,747
Prologis, Inc.(a)	13,200	1,663,860
Rexford Industrial Realty, Inc.(a)	40,000	2,004,400
STAG Industrial, Inc.	60,000	2,448,600
		9,757,398

Infrastructure REIT - 4.27%
Crown Castle, Inc.(a)	20,628	2,270,730

Multi Asset Class REIT - 6.07%
Global Net Lease, Inc.	150,000	1,305,000
Safehold, Inc.(a)	83,092	1,922,749
		3,227,749

Office REIT - 9.94%
Easterly Government Properties, Inc., Class A(a)	116,049	1,616,562
Highwoods Properties, Inc.	118,411	3,667,189
		5,283,751
	Shares	Value
Residential REIT - 8.65%
Invitation Homes, Inc.	20,628	$727,549
Mid-America Apartment Communities, Inc.(a)	8,000	1,118,160
NexPoint Residential Trust, Inc.	33,082	1,445,353
Sun Communities, Inc.	10,314	1,307,093
		4,598,155

Self-storage REIT - 9.60%
Extra Space Storage, Inc.	5,000	798,100
National Storage Affiliates Trust	35,000	1,489,950
Public Storage(a)	9,500	2,811,240
		5,099,290

Specialty REIT - 8.38%
Lamar Advertising Co., Class A	37,168	4,454,957

TOTAL COMMON STOCKS (Cost $48,180,908)		53,366,782

MONEY MARKET FUNDS - 0.41%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.22%(b)	218,428	218,428

TOTAL MONEY MARKET FUNDS (Cost $218,428)		218,428

TOTAL INVESTMENTS - 100.82% (Cost $48,399,336)		$53,585,210

Liabilities in Excess of Other Assets - (0.82%)		(436,381)

NET ASSETS - 100.00%		$53,148,829

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of July 31, 2024.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2024.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

2

SRH REIT Covered Call ETF

Schedule of Investments

July 31, 2024 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Crown Castle, Inc.	10/18/2024	$110	(200)	$46,393	$(2,201,600)	$(99,000)
Easterly Government Properties, Inc.	12/20/2024	15	(1,160)	27,773	(1,615,880)	(38,280)
Eastgroup Properties, Inc.	9/20/2024	190	(37)	13,578	(691,863)	(13,135)
Equinix, Inc.	8/16/2024	900	(82)	376,949	(6,479,968)	(24,395)
Mid-America Apartment Communities, Inc.	9/20/2024	150	(80)	13,758	(1,118,160)	(10,600)
Vail Resorts, Inc.	10/18/2024	240	(100)	39,697	(1,820,100)	(2,000)
Prologis, Inc.	11/15/2024	135	(130)	43,805	(1,638,650)	(53,300)
Public Storage	9/20/2024	320	(95)	24,412	(2,811,240)	(26,125)
Rexford Industrial Realty, Inc.	12/20/2024	55	(400)	52,788	(2,004,400)	(89,000)
Safehold, Inc.	10/18/2024	25	(830)	40,646	(1,920,620)	(62,250)
				$679,799	$(22,302,481)	$(418,085)

See Notes to Schedules of Investments.

SRH U.S. Quality ETF

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92%
Consumer Discretionary Products - 5.90%
Masco Corp.	28,930	$2,252,200
NVR, Inc.(a)	281	2,418,702
Polaris, Inc.	22,799	1,898,701
Tapestry, Inc.	48,076	1,927,367
		8,496,970

Consumer Staple Products - 3.77%
Coca-Cola Consolidated, Inc.	2,697	3,090,465
Conagra Brands, Inc.	77,012	2,335,004
		5,425,469

Financial Services - 8.12%
Cboe Global Markets, Inc.	12,424	2,279,928
Credit Acceptance Corp.(a)	4,139	2,379,511
Essent Group Ltd.	38,358	2,410,417
Federated Hermes, Inc., Class B	63,196	2,169,519
Nasdaq, Inc.	36,166	2,447,715
		11,687,090

Health Care - 11.84%
Cencora, Inc.	9,394	2,234,645
Cardinal Health, Inc.	20,443	2,061,268
Elevance Health, Inc.	4,403	2,342,528
Humana, Inc.	6,584	2,380,840
Labcorp Holdings, Inc.	10,449	2,251,132
United Therapeutics Corp.(a)	9,937	3,113,163
UnitedHealth Group, Inc.	4,615	2,658,978
		17,042,554

Industrial Products - 4.51%
Huntington Ingalls Industries, Inc.	7,832	2,192,803
Keysight Technologies, Inc.(a)	14,597	2,037,303
The Timken Co.	26,109	2,270,178
		6,500,284

Industrial Services - 9.08%
Applied Industrial Technologies, Inc.	11,555	2,521,186
EMCOR Group, Inc.	6,519	2,447,493
Insperity, Inc.	20,825	2,139,144
Jacobs Solutions, Inc.	14,849	2,173,151
TriNet Group, Inc.	17,229	1,796,123
United Parcel Service, Inc., Class B	15,358	2,002,223
		13,079,320

	Shares	Value
Materials - 6.75%
Eagle Materials, Inc.	8,400	$2,287,320
HB Fuller Co.	28,626	2,467,561
Owens Corning	13,685	2,550,611
Silgan Holdings, Inc.	47,007	2,417,570
		9,723,062

Media - 5.38%
Comcast Corp., Class A	52,656	2,173,113
Fox Corp., Class A	72,998	2,776,844
GoDaddy, Inc., Class A(a)	19,234	2,797,585
		7,747,542

Oil & Gas - 1.77%
CNX Resources Corp.(a)	96,233	2,547,288

Real Estate - 3.88%
CBRE Group, Inc., Class A(a)	23,475	2,645,867
Jones Lang LaSalle, Inc.(a)	11,701	2,935,781
		5,581,648

Renewable Energy - 1.84%
EnerSys	24,166	2,656,568

Retail & Wholesale - Discretionary - 4.68%
AutoZone, Inc.(a)	725	2,271,925
The Home Depot, Inc.	5,949	2,190,184
O'Reilly Automotive, Inc.(a)	2,023	2,278,586
		6,740,695

Retail & Wholesale - Staples - 1.35%
Target Corp.	12,881	1,937,431

Software & Tech Services - 22.39%
Akamai Technologies, Inc.(a)	20,982	2,062,111
ASGN, Inc.(a)	21,790	2,062,859
Box, Inc., Class A(a)	80,602	2,266,528
CACI International, Inc., Class A(a)	6,026	2,780,879
Corpay, Inc.(a)	7,399	2,159,176
Dropbox, Inc., Class A(a)	93,936	2,246,949
DXC Technology Co.(a)	107,594	2,188,462
Euronet Worldwide, Inc.(a)	20,765	2,117,823
Gartner, Inc.(a)	4,789	2,400,199
Genpact Ltd.	69,276	2,401,799
Insight Enterprises, Inc.(a)	12,304	2,762,248
Leidos Holdings, Inc.	17,413	2,514,437
PayPal Holdings, Inc.(a)	34,067	2,240,927
Qualys, Inc.(a)	13,680	2,040,235
		32,244,632

See Notes to Schedules of Investments.

SRH U.S. Quality ETF

Schedule of Investments

July 31, 2024 (Continued) (Unaudited)

	Shares	Value
Tech Hardware & Semiconductors - 6.92%
Broadcom, Inc.	17,220	$2,766,910
Ciena Corp.(a)	46,260	2,439,752
Extreme Networks, Inc.(a)	197,802	2,828,569
Jabil, Inc.	17,078	1,924,178
		9,959,409

Telecommunications - 1.74%
Iridium Communications, Inc.	87,257	2,504,276

TOTAL COMMON STOCKS (Cost $118,265,722)		143,874,238

MONEY MARKET FUNDS - 0.09%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.22%(b)	127,246	127,246

TOTAL MONEY MARKET FUNDS (Cost $127,246)		127,246

TOTAL INVESTMENTS - 100.01% (Cost $118,392,968)		$144,001,484

Other Assets In Excess of Liabilities - (0.01%)		(20,007)

NET ASSETS - 100.00%		$143,981,477

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2024.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

SRH REIT Covered Call ETF & SRH U.S. Quality ETF

Notes to Schedules of Investments

July 31, 2024 (Unaudited)

NOTE 1 -	ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality ETF (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023. SRH U.S. Quality ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC, has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH REIT Covered Call ETF & SRH U.S. Quality ETF

Notes to Schedules of Investments

July 31, 2024 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
SRH REIT Covered Call ETF
Common Stocks	$53,366,782	$–	$–	$53,366,782
Money Market Funds	218,428	–	–	218,428
Total	$53,585,210	$–	$–	$53,585,210
Other Financial Instruments(b)
Written Options	$(418,085)	$–	$–	$(418,085)
Total	$(418,085)	$–	$–	$(418,085)

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
SRH U.S. Quality ETF
Common Stocks	$143,874,238	$–	$–	$143,874,238
Money Market Funds	127,246	–	–	127,246
Total	$144,001,484	$–	$–	$144,001,484

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

At July 31, 2024, SRH REIT Covered Call ETF held written call options.